Employee Benefit Plan, Statement of Change in Net Assets Available for Benefit (Statement) - EBP 385 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Additions:
Net appreciation in fair value of investments	$ 665
Interest and dividend income	245
Interest income on notes receivable from participants	8
Total net investment income	918
Contributions:
Employee	38
Employer	47
Total contributions	85
Total additions	1,003
Deductions:
Withdrawals	7,956
Total deductions	7,956
Net decrease in net assets available for benefits	(6,953)
Beginning of year	15,024
End of year	$ 8,071